Composition of Certain Financial Statement Captions - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 647,347	$ 644,713
Scenario, Adjustment
Summary of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets (excluding goodwill)		$ (187,600)	$ (187,600)
Finite-Lived Intangible Assets | Scenario, Adjustment
Summary of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets (excluding goodwill)			$ 187,600